Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 200,655	$ 285,523	$ 716,972	$ 1,561,096	$ 6,987,474	$ 6,779,057
Cost of revenue	83,829	72,171	213,186	203,001	5,666,544	4,310,750
Gross profit	116,826	213,352	503,786	1,358,095	1,320,930	2,468,307
Operating expenses:
Personnel costs	679,346	1,289,893	3,454,011	3,606,841	4,570,206	37,114,485
Professional fees	1,447,403	400,837	6,957,299	2,499,568	6,741,837	6,613,546
General and administrative	411,779	255,441	1,382,973	1,557,271	9,484,681	9,012,673
Depreciation and amortization	1,207,914	1,421,269	3,823,642	4,218,907	5,691,322	5,601,374
Total operating expenses	3,746,442	3,367,440	15,617,925	11,882,587	26,488,046	58,342,078
Income (loss) from operations	(3,629,616)	(3,154,088)	(15,114,139)	(10,524,492)	(25,167,116)	(55,873,771)
Other expenses
Interest (income) expense	126,753	243,424	350,784	284,589	376,110	764,839
Other (income) expense	(20,431)	3,105	(11,747)	61,577	136,429	3,721,291
Total other expenses (income), net	4,404,324	246,529	4,637,039	346,166	512,539	4,486,130
Net loss before income tax	(8,033,940)	(3,400,617)	(19,751,178)	(10,870,658)	(25,679,655)	(60,359,901)
Income tax expense (benefit)	12,814		21,114		60,000	23,364
Net loss	(8,046,754)	(3,400,617)	(19,772,292)	(10,870,658)	(25,739,655)	(60,383,265)
Other comprehensive loss
Foreign currency translation adjustment, net	102,704	(34,256)	128,635	(182,607)	(70,273)	4,277
Comprehensive loss	(7,944,050)	(3,434,873)	(19,643,657)	(11,053,265)	(25,809,928)	(60,378,988)
Net income attributable to noncontrolling interest	(40,824)	72,227	(129,183)	212,094	272,613	379,916
Net loss attributable to Lottery.com Inc.	$ (7,984,874)	$ (3,362,646)	$ (19,772,840)	$ (10,841,171)	$ (25,537,315)	$ (59,999,072)
Net loss per common share
Net loss per common share, basic	$ (1.46)	$ (1.33)	$ (4.48)	$ (5.38)	$ (9.84)	$ (23.79)
Net loss per common share, diluted	$ (1.46)	$ (1.33)	$ (4.48)	$ (5.38)	$ (9.84)	$ (23.79)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	5,464,931	2,527,045	4,409,648	2,016,764	2,596,493	2,522,175
Weighted average common shares outstanding, diluted	5,464,931	2,527,045	4,409,648	2,016,764	2,596,493	2,522,175
Loss on impairment of intangibles & goodwill	$ 4,298,002	$ (0)	$ 4,298,002	$ (0)